Business combination (Pro forma information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Income (loss) from investment affiliate	$ 530	$ 1,754	$ 779	$ 5,348	$ 516	$ 1,044	$ 1,753	$ 1,477	$ (406)	$ (160)	$ (398)	$ 0	$ 8,411	$ 4,790	$ (964)
Expenses
Income from operating affiliates	4,143	3,761	4,892	4,927	5,510	1,463	3,793	3,523	(614)	6,235	3,592	3,367	17,723	14,289	12,580
Western World Insurance Group, Inc
Revenues
Net premiums earned													2,216,349	2,325,407
Expenses
Net income (loss) from continuing operations													481,179	645,696
Net income (loss) available (attributable) to Validus													448,071	561,832
Flagstone Reinsurance Holdings Sa
Revenues
Gross premiums written															2,536,535	2,914,388
Reinsurance premiums ceded															(397,008)	(520,506)
Net premiums written															2,139,527	2,393,882
Change in unearned premiums															86,935	(20,261)
Net premiums earned															2,226,462	2,373,621
Net investment income															126,140	143,472
Net realized gains on investments															63,601	37,366
Net unrealized gains (losses) on investments															5,654	(47,101)
Income (loss) from investment affiliate															(964)	0
Other income															29,984	11,152
Foreign exchange gains (losses)															1,363	(26,605)
Total revenues															2,452,240	2,491,905
Expenses
Losses and loss expenses															1,242,449	1,920,936
Policy acquisition costs															413,579	429,509
General and administrative expenses															323,061	282,183
Share compensation expenses															30,750	35,427
Transaction expenses															0	17,433
Finance expenses															64,306	66,485
Total expenses															2,074,145	2,751,973
Net income before taxes															378,095	(260,068)
Tax (expense)															(3,385)	(773)
Income from operating affiliates															12,868	(922)
Net income (loss) from continuing operations															387,578	(261,763)
Net income (loss) from discontinued operations, net of taxes															19,366	(21,662)
Net income (loss)															406,944	(283,425)
Net (loss) income attributable to noncontrolling interest															14,685	(24,515)
Net income (loss) available (attributable) to Validus															$ 421,629	$ (307,940)
Basic earnings per share															$ 3.73	$ (3.20)
Diluted earnings per share															$ 3.62	$ (3.20)